SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION - Schedule of General and Administrative Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of General and Administrative Expenses [Line Items]
Share-based compensation expenses	$ 345	$ 21	$ 134	$ 5,862
Depreciation	2	4	14	25
Total	1,379	1,060	4,492	6,756
General and Administrative Expense [Member]
Schedule of General and Administrative Expenses [Line Items]
Payroll and related expenses	241	332	1,527	1,154
Share-based compensation expenses	215	21	134	3,438
Professional services	783	525	2,103	1,632
Depreciation	2	4	14	25
Rent and maintenance	49	30	177	89
Patent registration	8	4	59	43
Travel expenses	0	54	154	106
Other	81	90	324	269
Total	$ 1,379	$ 1,060	$ 4,492	$ 6,756